Supplementary Cash Flow Information - Cash Flows Related to Interest and Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Supplementary Cash Flow Information [Abstract]
Interest Paid	$ 356	$ 402
Interest Received	163	130
Income Taxes Paid	$ 868	$ 2,595